NONCONTROLLING INTERESTS - Narrative (Details) $ in Thousands					3 Months Ended		12 Months Ended
	Mar. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Sep. 20, 2021 shares	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Member Units
Noncontrolling Interest [Line Items]
Common units								54,761,000	54,761,000	54,761,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)							54,761,000
Nerdy LLC | Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of equity awards | $						$ 54
Vesting of equity awards						0.00%
Class B Common Stock
Noncontrolling Interest [Line Items]
Common shares held		73,987,000		73,971,000		73,987,000	73,987,000
Class B Common Stock | Nerdy LLC
Noncontrolling Interest [Line Items]
Common shares held		70,629,000				70,629,000	70,629,000
Class A Common Stock
Noncontrolling Interest [Line Items]
Common shares held		83,913,000		83,875,000		83,913,000	83,913,000
Redemption settlement term				5 days	5 days		5 days
Nerdy LLC
Noncontrolling Interest [Line Items]
Common units	150,941,000	149,900,000		79,233,000	150,941,000	149,900,000	149,900,000
Economic interest, LLC ownership percentage	100.00%	100.00%				100.00%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)			79,233,000		149,900,000	79,233,000	149,900,000
Issuance of OpCo Units (in units)						149,846,000
Ending balance, common (in units)	150,941,000	149,900,000		79,233,000	150,941,000	149,900,000	149,900,000
Issuance of OpCo Units						100.00%
Ending balance, common	100.00%	100.00%				100.00%
Nerdy LLC | Nerdy LLC
Noncontrolling Interest [Line Items]
Economic interest, LLC ownership percentage						52.90%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common						52.90%
Nerdy LLC | Class A Common Stock
Noncontrolling Interest [Line Items]
Economic interest, LLC ownership percentage		52.90%					52.90%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common		52.90%					52.90%
Nerdy LLC | Legacy Nerdy Holders
Noncontrolling Interest [Line Items]
Common units	70,906,000	70,629,000		0	70,906,000	70,629,000	70,629,000
Economic interest, LLC ownership percentage	47.00%	47.10%	47.10%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)			0		70,629,000	0	70,629,000
Issuance of OpCo Units (in units)						70,613,000
Ending balance, common (in units)	70,906,000	70,629,000		0	70,906,000	70,629,000	70,629,000
Issuance of OpCo Units						47.10%
Ending balance, common	47.00%	47.10%	47.10%
Investment owned (in shares)		11,550,000		70,613,000		11,550,000	11,550,000
Indirect ownership in connection with Reverse Recapitalization (in shares)						11,550,000
Percentage of investment owned		7.70%				7.70%	7.70%
Nerdy LLC | Legacy Nerdy Holders | Class B Common Stock
Noncontrolling Interest [Line Items]
Common units	70,906,000	70,629,000			70,906,000	70,629,000	70,629,000
Economic interest, LLC ownership percentage					47.00%
Common shares held				70,613,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)					70,629,000
Ending balance, common (in units)	70,906,000	70,629,000			70,906,000	70,629,000	70,629,000
Ending balance, common					47.00%
Nerdy LLC | Legacy Nerdy Holders | Class A Common Stock
Noncontrolling Interest [Line Items]
Conversion basis (in shares)				1
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Investment owned (in shares)				11,550,000
Nerdy LLC | Nerdy Inc.
Noncontrolling Interest [Line Items]
Common units	80,035,000	79,271,000		0	80,035,000	79,271,000	79,271,000
Economic interest, LLC ownership percentage	53.00%	52.90%			53.00%		52.90%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)			0		79,271,000	0	79,271,000
Issuance of OpCo Units (in units)						79,233,000
Ending balance, common (in units)	80,035,000	79,271,000		0	80,035,000	79,271,000	79,271,000
Issuance of OpCo Units						52.90%
Ending balance, common	53.00%	52.90%			53.00%		52.90%
Nerdy LLC | Nerdy Inc. | Class A Common Stock
Noncontrolling Interest [Line Items]
Common units	80,035,000				80,035,000
Economic interest, LLC ownership percentage	53.00%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common (in units)	80,035,000				80,035,000
Ending balance, common	53.00%
Nerdy Inc. | Nerdy LLC | Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of equity awards | $						$ 38
Vesting of equity awards						0.00%
Nerdy Inc. | Legacy Nerdy Holders | Class B Common Stock
Noncontrolling Interest [Line Items]
Common units		70,906,000				70,906,000	70,906,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)					70,906,000
Ending balance, common (in units)		70,906,000				70,906,000	70,906,000
Nerdy Inc. | Legacy Nerdy Holders | Class A Common Stock
Noncontrolling Interest [Line Items]
Common shares held				79,233,000
Legacy Nerdy Holders | Nerdy LLC
Noncontrolling Interest [Line Items]
Economic interest, LLC ownership percentage						47.10%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common						47.10%
Legacy Nerdy Holders | Nerdy LLC | Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of equity awards | $						$ 16
Vesting of equity awards						0.00%
Legacy Nerdy Holders | Class A Common Stock
Noncontrolling Interest [Line Items]
Conversion basis (in shares)	1	1			1	1	1